Other related party transactions (Details Narrative) - CAD	Dec. 31, 2015	Dec. 31, 2014
Other Related Party Transactions Details Narrative
Accounts payable and accrued liabilities	CAD 62,048	CAD 124
Accounts payable and accrued liabilities	CAD 34,881	CAD 23,673